Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
18	Cash and cash equivalents

	As of December 31,
	2017	2018
	RMB’million	RMB’million
Cash at bank	3,419	7,557
Term deposits with initial terms within three months	1,755	9,799
	5,174	17,356

The effective interest rate of term deposits of the Group with initial terms within three months during the years ended December 31, 2017 and 2018 was 2.91% and 3.24%, respectively.